CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Current Assets :
Cash and cash equivalents	$ 13,112	$ 23,467	$ 24,818
Marketable securities, available for sale	9,981
Other current assets	36	46	22
Total current assets	23,129	23,513	24,840
Total assets	23,129	23,513	24,840
Current Liabilities :
Accrued expenses	433	351	486
Total current liabilities	433	351	486
COMMITMENTS AND CONTINGENCIES (NOTE 7)
Stockholders' Equity:
Preferred stock, $.01 par value, 20,920,648 shares authorized, no shares issued or outstanding
Common stock, $.01 par value, 50,000,000 shares authorized, and 21,436,767 shares and 21,434,267 shares issued at December 31, 2015 and December 31, 2014, respectively	217	217	217
Additional paid-in capital	44,307	44,172	44,148
Treasury stock, 406,627 common shares at cost at December 31, 2015 and December 31, 2014, respectively	(555)	(555)	(555)
Accumulated deficit	(21,273)	(20,672)	(19,456)
Total stockholders' equity	22,696	23,162	24,354
Total liabilities and stockholders' equity	$ 23,129	$ 23,513	$ 24,840